Incorporated herein by reference is a supplement to the prospectus of MFS Latin American Equity Fund, a series of MFS Series Trust VII (File No. 2-68918), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000354).

Incorporated herein by reference is a supplement to the prospectus of MFS Asia Pacific ex-Japan Fund, a series of MFS Series Trust VII (File No. 2-68918), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000354).